Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt
Long-term debt consists of the following:

$ in millions		December 31
		2015	2014
Fixed-rate notes and debentures, maturing in	Interest rate
2016	7.75%	$107	$107
2018	1.75% - 6.75%	1,050	1,050
2019	5.05%	500	500
2021	3.50%	700	700
2023	3.25%	1,050	1,050
2026	7.75% - 7.88%	527	527
2031	7.75%	466	466
2040	5.05%	300	300
2043	4.75%	950	950
2045	3.85%	600	—
Capital leases	Various	31	33
Other	Various	245	245
Total long-term debt		6,526	5,928
Less: current portion		110	3
Long-term debt, net of current portion		$6,416	$5,925

Long-term debt maturities
Maturities of long-term debt as of December 31, 2015, are as follows:

$ in millions
Year Ending December 31
2016	$110
2017	3
2018	1,053
2019	504
2020	31
Thereafter	4,822
Total principal payments	6,523
Unamortized premium on long-term debt, net of discount	3
Total long-term debt	$6,526